SHARE-BASED COMPENSATION (Share Awards to Co-Chief Executive Officer) (Narrative) (Details) - USD ($) $ in Thousands				1 Months Ended	12 Months Ended
	Dec. 31, 2012	May. 08, 2012	Jan. 08, 2012	Feb. 29, 2012	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Restricted Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted					13,964,640	10,568,399
Share-based compensation expense					$ 15,683	$ 80,041	$ 46,868
Number of shares vested					21,772,325	29,698,444
Unrecognized compensation expense					$ 2,746
Unrecognized compensation expense, weighted average period for recognition (in years)					1 year 4 months 24 days
Share Awards to Co-Chief Executive Officer [Member] | Co-CEO of NQ Mobile [Member] | Restricted Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted		9,000,000	10,000,000
Share-based compensation expense					$ (5,422)	$ 3,291	$ 6,428
Incremental compensation expense due to plan modification		$ 14,019
Accumulated number of shares granted		19,000,000
Share Awards to Co-Chief Executive Officer [Member] | Co-CEO of NQ Mobile [Member] | Restricted Shares [Member] | Vesting subject to service condition [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted			6,000,000
Vesting period			4 years
Requisite service period		4 years
Accumulated number of shares granted		9,500,000
Share Awards to Co-Chief Executive Officer [Member] | Co-CEO of NQ Mobile [Member] | Restricted Shares [Member] | Vesting on the first-year anniversary of the vesting commencement date [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted		3,500,000
Percentage of vesting			25.00%
Requisite service period		4 years
Share Awards to Co-Chief Executive Officer [Member] | Co-CEO of NQ Mobile [Member] | Restricted Shares [Member] | Vesting each month as the vesting commencement date over remaining period thereafter [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of vesting			2.0833%
Remaining period thereafter			3 years
Share Awards to Co-Chief Executive Officer [Member] | Co-CEO of NQ Mobile [Member] | Restricted Shares [Member] | Vesting subject to achievement of either specific performance or market conditions [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted		5,500,000	4,000,000
Requisite service period		4 years	4 years
Accumulated number of shares granted		9,500,000
Number of shares that become vested and non-forfeitable, upper range limit		11,875,000
Number of shares vested	2,521,755
Share Awards to Co-Chief Executive Officer [Member] | Co-CEO of NQ Mobile [Member] | NQ Global Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of equity interest granted				15.00%
Share-based compensation expense				$ 451
Percentage of equity interest granted but then cancelled		15.00%
Share Awards to Co-Chief Executive Officer [Member] | Co-CEO of NQ Mobile [Member] | NQ Global Shares [Member] | Vesting on the first-year anniversary of the vesting commencement date [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of vesting				25.00%